                       NATIONWIDE ASSET ALLOCATION TRUST

                            THE AGGRESSIVE PORTFOLIO
                      THE MODERATELY AGGRESSIVE PORTFOLIO
                             THE MODERATE PORTFOLIO
                     THE MODERATELY CONSERVATIVE PORTFOLIO
                           THE CONSERVATIVE PORTFOLIO

                       SUPPLEMENT DATED OCTOBER 21, 1998
                                       TO
                       PROSPECTIVE DATED JANUARY 19, 1998



Collectively the five portfolios listed above were previously referred to as the "Nationwide Professionally Managed Portfolios". As of October 21, 1998, they will be known as the "LifeDesigns Series".

Any references to the portfolios as "Nationwide Professionally Managed Portfolios" in the Prospectus should be replaced with "LifeDesigns Series".



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE